Additional Information-Financial Statement Schedule I - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided by operating activities	$ 12,210	$ 24,504	$ 20,897
Net cash provided by investing activities	284	(870)	55,025
Net cash used in financing activities	(26,712)	(76,884)	(147,214)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(17,043)	(51,612)	(70,860)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	79,085	130,697	201,557
CASH AND CASH EQUIVALENTS, END OF THE YEAR	62,042	79,085	130,697
CDTV Holding
Net cash provided by operating activities	27,294	76,120	88,986
Net cash provided by investing activities			820
Net cash used in financing activities	(28,966)	(76,884)	(92,020)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,672)	(764)	(2,214)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	4,154	4,918	7,132
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 2,482	$ 4,154	$ 4,918